TRADE ACCOUNTS RECEIVABLE, NET - IMPAIRMENT LOSSES FOR BAD AND DOUBTFUL DEBTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	¥ 683
Provision for the year	(51)	¥ 230	¥ 40
Balance at end of year	612	683
Financial assets neither past due nor impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	683	525	530
Provision for the year	49	238	40
Written back for the year	(100)	(8)	(13)
Written off for the year	(21)	(72)	(38)
Others	1		6
Balance at end of year	¥ 612	¥ 683	¥ 525